EQUITY	12 Months Ended
Dec. 31, 2020
EQUITY
EQUITY
11.	EQUITY

Ordinary Shares

On May 2, 2019, Fang’s board of directors approved the distribution of its shares of CIH ordinary shares to holders of Fang’s ordinary shares on a pro rata basis. On June 11, 2019, Fang’s shareholders of record as of May 28, 2019 received a dividend distribution of one Class A ordinary share for every one Fang ordinary share (whether a Fang Class A ordinary share or a Fang Class B ordinary share) held as of the record date. On June 11, 2019, the Company completed the legal separation from Fang, and the Company began trading “regular way” under the ticker symbol “CIH” on the NASDAQ on June 12, 2019.

Based on 71,775,686 Fang Class A ordinary shares and 24,336,650 Fang Class B ordinary shares issued and outstanding on May 28, 2019, the record date, 96,112,336 Class A ordinary shares was distributed, of which 23,636,706 was re-designated as Class B ordinary shares and distributed to Mr. Vincent Tianquan Mo, and 6,712,694 was issued as treasury shares in connection with the separation and recorded at par value. The Company has used 648,492 shares of treasury shares for settlement of restricted shares vested as of December 31, 2020.

Upon the separation on June 11, 2019, the Company authorized 1,000,000,000 shares for Class A and Class B in aggregate, with a par value of US$0.001. As of December 31, 2019 and 2020, there were 1) 65,762,936 and 66,411,428 Class A shares outstanding, and 2) 23,636,706 and 23,636,706 Class B shares outstanding, respectively.

The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting rights. Each Class A ordinary share is entitled to one vote per share whereas each Class B ordinary share is entitled to 10 votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by its holder, but Class A ordinary shares are not convertible into Class B ordinary shares unless approved by the Company’s board of directors.